Common Stock Options and Warrants (Details Narrative)		6 Months Ended
	Aug. 31, 2022 USD ($) BOED	Jun. 30, 2023 USD ($) $ / shares shares
Conversion of series A preferred stock to common, shares		202,500
Weighted average exercise price | $ / shares		$ 0.25
Stock options, outstanding		202,500
Stock option expired date		Aug. 01, 2023
Membership interest	40.00%
Purchase of non compensatory options | $	$ 1,000,000
Sale of non compensatory options | $	$ 80,000
Restricted options exercisable increments percentage	25.00%
Barrels of oil equivalent per day one | BOED	2,500
Barrels of oil equivalent per day two | BOED	5,000
Barrels of oil equivalent per day three | BOED	7,500
Barrels of oil equivalent per day four | BOED	10,000
Stock options to acquire an common stock		8,000,000
Exercise price | $ / shares		$ 0.25
Options subject to be transferred | $		$ 2,000,000
Exercise price per share | $ / shares		$ 0.21
Warrant [Member]
Warrants to purchase shares		1,541,100
Warrants to purchase shares | $ / shares		$ 1.74
Legacy warrants outstanding		1,541,100
Weighted average remaining contractual life		2 years 8 months 12 days
Series A Warrants [Member]
Legacy warrants outstanding		99,292,858
Series B Warrants [Member]
Legacy warrants outstanding		99,292,858
Bristol Capital LLC [Member]
Non-compensatory option | $		$ 24,000
B O K A Energy L P [Member]
Non-compensatory option | $		$ 8,000